Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
AAR Corp.
(a) (b)
....................... 353,665 $ 50,549,338
Mercury Systems, Inc.
(a) (b)
............... 476,366 58,273,853
National Presto Industries, Inc. ............ 47,976 5,996,520
VSE Corp.
(a)
........................ 252,951 57,799,304
172,619,015
Automobile Components — 0.9%
Dana, Inc. .......................... 480,002 13,060,854
Dorman Products, Inc.
(a) (b)
............... 245,168 33,453,174
Gentherm, Inc.
(a) (b)
.................... 122,119 4,165,479
Patrick Industries, Inc. ................. 134,036 12,033,752
XPEL, Inc.
(a) (b) (c)
...................... 225,465 11,183,064
73,896,323
Banks — 4.5%
Ameris Bancorp ...................... 323,265 29,177,899
Axos Financial, Inc.
(a) (b)
................. 505,089 49,190,618
BancFirst Corp. ...................... 118,084 13,122,675
Bancorp, Inc. (The)
(b)
.................. 375,140 23,498,770
BankUnited, Inc. ..................... 291,306 14,113,776
City Holding Co. ..................... 87,467 11,601,623
Community Financial System, Inc. ......... 237,658 15,951,605
Customers Bancorp, Inc.
(b)
............... 138,427 10,949,576
FB Financial Corp. .................... 158,669 8,782,329
First Bancorp ....................... 163,571 10,457,094
First BanCorp ....................... 796,469 20,763,947
Independent Bank Corp. ................ 187,494 15,696,998
Lakeland Financial Corp. ................ 108,173 6,676,437
Nicolet Bankshares, Inc. ................ 91,172 15,078,937
OFG Bancorp ....................... 157,293 7,718,367
Park National Corp. ................... 71,173 13,023,947
Pathward Financial, Inc.
(a)
............... 186,489 16,235,732
Preferred Bank ...................... 90,050 9,568,713
Seacoast Banking Corp. of Florida ......... 403,896 13,429,542
ServisFirst Bancshares, Inc. ............. 226,699 19,666,138
Stellar Bancorp, Inc. ................... 181,678 7,143,579
TrustCo Bank Corp. ................... 64,268 3,528,956
Trustmark Corp. ..................... 258,019 11,871,454
Westamerica Bancorp ................. 91,359 5,360,032
WSFS Financial Corp. ................. 247,823 19,015,459
371,624,203
Beverages — 0.4%
(b)
National Beverage Corp. ................ 105,984 3,306,701
Vita Coco Co., Inc. (The)
(a)
............... 396,147 26,201,162
29,507,863
Biotechnology — 6.4%
(b)
ACADIA Pharmaceuticals, Inc.
(a)
........... 1,142,413 28,903,049
ADMA Biologics, Inc.
(a)
................. 2,089,497 17,489,090
Alkermes plc ........................ 1,502,689 78,733,390
Arcus Biosciences, Inc.
(a)
................ 492,888 15,195,737
Catalyst Pharmaceuticals, Inc. ............ 1,036,564 32,579,207
Krystal Biotech, Inc.
(a)
.................. 236,544 87,916,308
Protagonist Therapeutics, Inc.
(a)
........... 545,015 66,807,939
PTC Therapeutics, Inc.
(a)
................ 747,837 61,001,064
Sarepta Therapeutics, Inc.
(a)
............. 578,353 10,393,003
TG Therapeutics, Inc.
(a)
................. 1,188,281 65,284,158
Veracyte, Inc. ....................... 719,383 42,249,364
Vericel Corp. ........................ 460,560 20,490,314
Vir Biotechnology, Inc.
(a)
................ 450,831 4,593,968
531,636,591
Security
Shares
Shares Value
Broadline Retail — 0.8%
Etsy, Inc.
(b)
......................... 855,547 $ 64,448,356
Building Products — 3.1%
Armstrong World Industries, Inc. ........... 384,778 61,726,087
AZZ, Inc. .......................... 269,387 41,768,455
CSW Industrials, Inc.
(a)
................. 86,221 23,995,304
Griffon Corp. ........................ 204,940 19,987,798
Hayward Holdings, Inc.
(b)
................ 862,672 14,932,852
Resideo Technologies, Inc.
(b)
............. 703,351 21,874,216
Zurn Elkay Water Solutions Corp. .......... 1,338,967 67,658,003
251,942,715
Capital Markets — 4.3%
Acadian Asset Management, Inc. .......... 237,591 16,992,508
Artisan Partners Asset Management, Inc. , Class
A ............................. 344,863 11,908,119
BGC Group, Inc. , Class A ............... 1,966,006 21,016,604
Cohen & Steers, Inc. .................. 115,601 8,801,860
Donnelley Financial Solutions, Inc.
(b)
........ 101,799 4,270,468
Lazard, Inc. , Class A ................... 81,208 3,405,864
MarketAxess Holdings, Inc. .............. 161,948 18,379,479
Moelis & Co. , Class A .................. 318,387 20,828,878
Piper Sandler Cos. .................... 329,406 23,829,230
PJT Partners, Inc. , Class A .............. 232,789 35,137,172
StepStone Group, Inc. , Class A ........... 651,922 26,963,494
StoneX Group, Inc.
(a) (b)
................. 635,903 75,354,505
Victory Capital Holdings, Inc. , Class A ....... 271,167 22,794,298
Virtu Financial, Inc. , Class A .............. 737,502 43,932,994
WisdomTree, Inc. ..................... 1,133,547 19,202,286
352,817,759
Chemicals — 1.9%
Balchem Corp. ...................... 170,906 28,874,569
Element Solutions, Inc. ................. 1,032,247 49,289,794
Hawkins, Inc. ....................... 126,121 17,921,794
Ingevity Corp.
(b)
...................... 178,422 13,322,771
Sensient Technologies Corp. ............. 383,787 47,317,099
156,726,027
Commercial Services & Supplies — 2.2%
Brady Corp. , Class A, NVS .............. 393,820 36,062,097
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 564,577 54,747,032
Healthcare Services Group, Inc.
(a) (b)
......... 618,262 15,184,515
Interface, Inc. , Class A
(a)
................ 292,126 10,469,796
Liquidity Services, Inc.
(a) (b)
............... 214,590 8,394,761
OPENLANE, Inc.
(b)
.................... 955,170 39,391,211
Pitney Bowes, Inc. .................... 364,858 6,392,312
UniFirst Corp. ....................... 53,651 14,188,543
184,830,267
Communications Equipment — 2.4%
(a)(b)
Calix, Inc. .......................... 523,282 19,528,884
Digi International, Inc. .................. 339,907 25,476,030
Extreme Networks, Inc. ................. 766,379 24,807,688
NetScout Systems, Inc. ................. 324,018 14,110,984
Viasat, Inc. ......................... 1,224,603 109,981,595
193,905,181
Construction & Engineering — 5.1%
Arcosa, Inc. ........................ 283,284 41,158,332
Argan, Inc. ......................... 125,857 100,503,107
Everus Construction Group, Inc.
(b)
.......... 460,177 76,366,373
Granite Construction, Inc. ............... 394,406 62,347,701
MYR Group, Inc.
(a) (b)
................... 140,382 70,247,153
Primoris Services Corp. ................ 489,143 48,483,854

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
WillScot Holdings Corp. , Class A .......... 849,494 $ 24,516,397
423,622,917
Construction Materials — 0.1%
United States Lime & Minerals, Inc. ......... 68,073 7,125,201
Consumer Finance — 1.5%
(b)
Credit Acceptance Corp.
(a)
............... 24,269 15,453,043
Dave, Inc. , Class A
(a)
.................. 93,456 34,820,771
Enova International, Inc. ................ 224,354 54,008,739
EZCORP, Inc. , Class A, NVS ............. 527,835 18,247,256
World Acceptance Corp.
(a)
............... 16,381 3,666,559
126,196,368
Consumer Staples Distribution & Retail — 0.9%
Chefs' Warehouse, Inc. (The)
(b)
........... 326,938 31,418,742
PriceSmart, Inc. ...................... 228,216 44,579,713
75,998,455
Diversified Consumer Services — 2.3%
ADT, Inc. .......................... 1,674,589 10,884,828
Bright Horizons Family Solutions, Inc.
(b)
...... 313,028 22,187,425
Covista, Inc.
(b)
....................... 306,810 38,246,935
Frontdoor, Inc.
(b)
...................... 633,213 49,130,997
Laureate Education, Inc.
(a) (b)
.............. 1,148,410 41,710,251
OneSpaWorld Holdings Ltd. .............. 318,315 8,989,216
Perdoceo Education Corp. ............... 330,270 10,568,640
Universal Technical Institute, Inc.
(b)
......... 206,420 8,828,583
190,546,875
Diversified REITs — 0.6%
Broadstone Net Lease, Inc. .............. 448,848 9,277,688
Essential Properties Realty Trust, Inc. ....... 1,306,228 38,990,906
48,268,594
Diversified Telecommunication Services — 1.0%
Cogent Communications Holdings, Inc. ...... 232,655 3,229,251
Iridium Communications, Inc. ............. 581,455 31,892,807
Lumen Technologies, Inc.
(a) (b)
............. 3,842,801 29,512,712
Uniti Group, Inc.
(a)
.................... 1,644,232 18,859,341
83,494,111
Electric Utilities — 0.4%
MGE Energy, Inc. ..................... 169,886 13,852,505
Otter Tail Corp. ...................... 170,183 15,313,066
29,165,571
Electrical Equipment — 1.2%
(a)
Powell Industries, Inc. .................. 256,198 73,364,859
Sunrun, Inc.
(b)
....................... 2,150,670 28,775,965
102,140,824
Electronic Equipment, Instruments & Components — 3.2%
Arlo Technologies, Inc.
(a) (b)
............... 983,505 13,257,647
Badger Meter, Inc. .................... 263,130 39,043,229
CTS Corp.
(a)
........................ 113,925 7,426,771
ePlus, Inc. ......................... 148,139 12,329,609
Itron, Inc.
(a) (b)
........................ 255,992 22,150,988
Knowles Corp.
(b)
..................... 439,598 18,234,525
Mirion Technologies, Inc. , Class A
(a) (b)
....... 2,205,729 39,548,721
Napco Security Technologies, Inc. ......... 211,344 8,026,845
OSI Systems, Inc.
(a) (b)
.................. 139,562 30,522,209
Plexus Corp.
(b)
....................... 106,050 31,886,054
Ralliant Corp. ....................... 524,757 38,637,858
261,064,456
Security
Shares
Shares Value
Energy Equipment & Services — 2.9%
Archrock, Inc. ....................... 1,580,098 $ 64,325,790
Cactus, Inc. , Class A .................. 394,514 20,210,952
Helmerich & Payne, Inc. ................ 441,002 14,438,405
Innovex International, Inc.
(b)
.............. 146,447 3,631,886
Kodiak Gas Services, Inc. ............... 882,553 66,306,207
Noble Corp. plc ...................... 602,262 22,464,373
Oceaneering International, Inc.
(a) (b)
......... 530,856 21,510,285
Tidewater, Inc.
(a) (b)
.................... 416,972 27,782,844
240,670,742
Entertainment — 1.5%
Cinemark Holdings, Inc. ................ 565,707 17,949,883
Madison Square Garden Sports Corp.
(a) (b)
..... 162,131 65,150,721
Sphere Entertainment Co. , Class A
(a) (b)
....... 242,523 41,963,755
125,064,359
Financial Services — 1.9%
Enact Holdings, Inc. ................... 139,056 6,356,250
EVERTEC, Inc. ...................... 555,020 15,418,456
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 495,449 19,347,283
NCR Atleos Corp.
(b)
................... 412,345 17,899,896
NMI Holdings, Inc. , Class A
(b)
............. 685,915 28,184,247
Payoneer Global, Inc.
(b)
................. 1,607,529 11,445,607
Radian Group, Inc. .................... 599,426 22,580,377
Remitly Global, Inc.
(b)
.................. 496,428 11,124,952
Sezzle, Inc.
(a) (b)
...................... 151,759 26,046,397
158,403,465
Food Products — 0.7%
Cal-Maine Foods, Inc. .................. 401,231 32,323,169
Freshpet, Inc.
(a) (b)
..................... 278,938 16,490,815
Tootsie Roll Industries, Inc.
(a)
............. 183,320 7,250,306
56,064,290
Gas Utilities — 0.3%
Chesapeake Utilities Corp. .............. 129,932 15,914,071
Northwest Natural Holding Co. ............ 201,334 9,877,446
25,791,517
Ground Transportation — 0.6%
(a)(b)
Hertz Global Holdings, Inc. .............. 794,724 1,800,050
Lyft, Inc. , Class A ..................... 3,423,082 50,011,228
51,811,278
Health Care Equipment & Supplies — 2.2%
Artivion, Inc.
(b)
....................... 383,987 8,628,188
Glaukos Corp.
(b)
...................... 365,372 51,064,391
ICU Medical, Inc.
(b)
.................... 108,395 15,890,707
Inspire Medical Systems, Inc.
(b)
........... 235,651 10,512,391
LeMaitre Vascular, Inc. ................. 189,519 18,186,243
Merit Medical Systems, Inc.
(b)
............. 339,185 23,519,088
STAAR Surgical Co.
(a) (b)
................. 234,441 6,726,112
Tandem Diabetes Care, Inc.
(b)
............ 343,824 5,188,304
TransMedics Group, Inc.
(a) (b)
.............. 311,926 20,718,125
UFP Technologies, Inc.
(a) (b)
............... 69,749 18,492,553
178,926,102
Health Care Providers & Services — 3.6%
Addus HomeCare Corp.
(a) (b)
.............. 108,436 10,894,565
Alignment Healthcare, Inc.
(a) (b)
............ 654,137 15,575,002
BrightSpring Health Services, Inc.
(a) (b)
....... 1,426,008 99,449,798
Concentra Group Holdings Parent, Inc. ...... 536,092 15,948,737
CorVel Corp.
(b)
....................... 173,890 10,871,603
LifeStance Health Group, Inc.
(b)
........... 1,156,671 12,387,946
National HealthCare Corp. ............... 112,659 23,811,606
NeoGenomics, Inc.
(a) (b)
................. 682,965 9,964,459

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Pediatrix Medical Group, Inc.
(b)
............ 722,837 $ 18,309,461
Privia Health Group, Inc.
(b)
............... 1,069,335 27,513,990
Progyny, Inc.
(b)
....................... 656,778 18,934,910
RadNet, Inc.
(a) (b)
...................... 407,626 25,138,295
US Physical Therapy, Inc. ............... 64,738 4,446,206
293,246,578
Health Care REITs — 0.4%
LTC Properties, Inc. ................... 275,964 10,610,816
National Health Investors, Inc. ............ 262,148 19,991,406
30,602,222
Health Care Technology — 0.4%
Certara, Inc.
(b)
....................... 538,828 3,529,323
HealthStream, Inc. .................... 107,938 2,941,311
Schrodinger, Inc.
(a) (b)
................... 511,672 8,314,670
Waystar Holding Corp.
(a) (b)
............... 1,037,589 21,301,702
36,087,006
Hotel & Resort REITs — 1.1%
DiamondRock Hospitality Co. ............. 900,833 10,972,146
Ryman Hospitality Properties, Inc. ......... 568,967 73,140,708
Xenia Hotels & Resorts, Inc. ............. 384,248 7,823,289
91,936,143
Hotels, Restaurants & Leisure — 2.8%
BJ's Restaurants, Inc.
(b)
................. 85,643 5,201,528
Brinker International, Inc.
(b)
.............. 386,663 64,959,384
Cheesecake Factory, Inc. (The) ........... 218,367 17,368,911
Life Time Group Holdings, Inc.
(b)
........... 997,031 40,718,746
Monarch Casino & Resort, Inc. ............ 108,691 14,304,822
Papa John's International, Inc. ............ 140,032 5,148,977
Red Rock Resorts, Inc. , Class A ........... 428,262 27,862,726
Rush Street Interactive, Inc. , Class A
(b)
...... 797,120 23,706,349
Shake Shack, Inc. , Class A
(a) (b)
............ 363,932 20,387,471
Six Flags Entertainment Corp.
(a) (b)
.......... 412,778 8,792,171
United Parks & Resorts, Inc.
(a) (b)
........... 113,111 5,399,919
233,851,004
Household Durables — 1.7%
Cavco Industries, Inc.
(a) (b)
................ 69,971 42,988,783
Champion Homes, Inc.
(b)
................ 229,347 20,210,057
Green Brick Partners, Inc.
(a) (b)
............. 155,891 12,477,516
Installed Building Products, Inc. ........... 202,786 46,608,334
Sonos, Inc.
(b)
........................ 1,072,764 14,514,497
136,799,187
Household Products — 0.3%
Reynolds Consumer Products, Inc. ......... 221,567 5,949,074
WD-40 Co. ......................... 71,559 17,434,635
23,383,709
Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy, Inc. , Class C ........... 1,092,407 37,338,471
Industrial REITs — 0.7%
LXP Industrial Trust ................... 281,472 15,165,711
Terreno Realty Corp. .................. 670,898 43,454,064
58,619,775
Insurance — 1.7%
AMERISAFE, Inc. .................... 77,856 2,633,868
Assured Guaranty Ltd. ................. 194,882 15,621,741
Goosehead Insurance, Inc. , Class A
(b)
....... 145,758 7,069,263
HCI Group, Inc. ...................... 95,126 16,670,831
Horace Mann Educators Corp. ............ 188,484 9,735,199
Mercury General Corp. ................. 239,978 25,586,454
Palomar Holdings, Inc.
(a) (b)
............... 238,676 30,166,260
Security
Shares
Shares Value
Insurance (continued)
Safety Insurance Group, Inc. ............. 67,809 $ 5,076,182
SiriusPoint Ltd.
(a) (b)
.................... 784,879 18,837,096
Trupanion, Inc.
(a) (b)
.................... 202,674 5,020,235
United Fire Group, Inc. ................. 97,902 5,133,981
141,551,110
Interactive Media & Services — 0.5%
(b)
Cargurus, Inc. , Class A
(a)
................ 341,510 11,642,076
QuinStreet, Inc.
(a)
..................... 331,937 4,862,877
TripAdvisor, Inc.
(a)
.................... 1,049,302 14,385,930
Yelp, Inc. , Class A
(a)
................... 274,378 6,727,749
ZoomInfo Technologies, Inc. , Class A ....... 1,362,146 3,991,088
41,609,720
Leisure Products — 0.7%
Acushnet Holdings Corp. ................ 248,114 29,408,952
Callaway Golf Co.
(a) (b)
.................. 787,524 14,797,576
Peloton Interactive, Inc. , Class A
(a) (b)
........ 2,147,704 12,692,931
56,899,459
Life Sciences Tools & Services — 0.1%
(b)
Azenta, Inc.
(a)
....................... 222,885 5,688,025
BioLife Solutions, Inc.
(a)
................. 177,641 5,016,582
OmniAb, Inc., 12.50 Earnout Shares
(d)
....... 76,503 1
OmniAb, Inc., 15.00 Earnout Shares
(d)
....... 76,503 1
10,704,609
Machinery — 6.1%
Astec Industries, Inc. .................. 99,893 6,112,453
Atmus Filtration Technologies, Inc.
(a)
........ 507,305 25,867,482
Enerpac Tool Group Corp. , Class A ......... 277,833 9,963,091
Enpro, Inc. ......................... 190,473 71,794,988
ESCO Technologies, Inc. ............... 233,568 81,758,143
Federal Signal Corp. .................. 549,972 70,665,902
Franklin Electric Co., Inc. ............... 188,498 20,205,101
Gates Industrial Corp. plc
(b)
.............. 1,235,825 34,566,025
JBT Marel Corp.
(a)
.................... 469,427 68,066,915
Kadant, Inc. ........................ 54,281 17,056,719
Mueller Water Products, Inc. , Class A ....... 917,998 23,711,888
Proto Labs, Inc.
(b)
..................... 214,455 17,480,227
Standex International Corp.
(a)
............. 109,224 39,066,148
Tennant Co. ........................ 66,347 5,808,016
Worthington Enterprises, Inc. ............. 129,252 6,948,588
499,071,686
Media — 0.1%
DoubleVerify Holdings, Inc.
(b)
............. 680,523 7,376,869
Metals & Mining — 0.7%
Century Aluminum Co.
(b)
................ 309,869 14,257,073
Materion Corp. ...................... 103,144 30,673,994
Warrior Met Coal, Inc. .................. 204,600 16,605,336
61,536,403
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Adamas Trust, Inc. .................... 756,764 7,098,446
ARMOUR Residential REIT, Inc. ........... 1,118,354 19,515,277
Ellington Financial, Inc. ................. 1,129,497 15,372,454
PennyMac Mortgage Investment Trust ....... 782,095 8,822,032
50,808,209
Multi-Utilities — 0.2%
Avista Corp. ........................ 349,672 14,305,082
Office REITs — 0.1%
JBG SMITH Properties ................. 316,518 4,643,319

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.9%
Comstock Resources, Inc.
(a) (b)
............ 414,938 $ 6,190,875
CVR Energy, Inc. ..................... 131,090 3,610,218
Gulfport Energy Corp.
(b)
................ 48,514 8,232,826
International Seaways, Inc. .............. 366,605 28,078,277
Kinetik Holdings, Inc. , Class A ............ 225,506 10,900,960
Par Pacific Holdings, Inc.
(b)
.............. 216,467 12,139,469
REX American Resources Corp.
(b)
......... 176,991 7,991,144
77,143,769
Passenger Airlines — 0.3%
SkyWest, Inc.
(b)
...................... 221,687 22,020,170
Personal Care Products — 0.1%
Interparfums, Inc. ..................... 93,469 10,455,442
Pharmaceuticals — 3.9%
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 930,734 16,111,006
Amphastar Pharmaceuticals, Inc.
(b)
......... 159,871 3,226,197
ANI Pharmaceuticals, Inc.
(b)
.............. 164,132 13,586,847
Collegium Pharmaceutical, Inc.
(a) (b)
......... 291,585 10,555,377
Corcept Therapeutics, Inc.
(a) (b)
............ 861,382 74,897,165
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 361,728 13,170,516
Indivior Pharmaceuticals, Inc.
(a) (b)
.......... 1,099,204 45,100,340
Innoviva, Inc.
(a) (b)
..................... 374,620 8,507,620
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 180,683 57,112,089
Liquidia Corp.
(a) (b)
..................... 633,376 50,499,069
Pacira BioSciences, Inc.
(a) (b)
.............. 353,090 8,957,893
Phibro Animal Health Corp. , Class A ........ 189,250 5,942,450
Supernus Pharmaceuticals, Inc.
(b)
.......... 360,618 16,772,343
324,438,912
Professional Services — 0.3%
(b)
First Advantage Corp.
(a)
................. 328,685 5,932,764
Legalzoom.com, Inc. .................. 788,049 4,830,740
Upwork, Inc.
(a)
....................... 1,108,739 9,269,058
Verra Mobility Corp. , Class A ............. 1,375,574 5,846,190
25,878,752
Real Estate Management & Development — 0.3%
St. Joe Co. (The) ..................... 357,135 22,367,365
Residential REITs — 0.1%
Centerspace ........................ 72,877 4,094,959
NexPoint Residential Trust, Inc. ........... 90,132 2,516,485
6,611,444
Retail REITs — 1.8%
Curbline Properties Corp. ............... 875,380 26,611,552
Getty Realty Corp. .................... 251,233 8,381,133
InvenTrust Properties Corp. .............. 118,823 4,206,334
Macerich Co. (The) ................... 1,326,022 33,402,494
NETSTREIT Corp. .................... 190,947 4,034,710
Phillips Edison & Co., Inc. ............... 658,863 27,421,878
Saul Centers, Inc. .................... 62,430 2,334,258
Tanger, Inc. ......................... 682,067 26,921,185
Urban Edge Properties ................. 544,282 12,453,172
Whitestone REIT ..................... 203,898 3,865,906
149,632,622
Semiconductors & Semiconductor Equipment — 5.0%
(b)
ACM Research, Inc. , Class A ............. 514,476 65,281,859
Axcelis Technologies, Inc. ............... 177,200 33,570,540
FormFactor, Inc. ..................... 702,813 112,400,883
Impinj, Inc.
(a)
........................ 244,264 34,985,933
MaxLinear, Inc. , Class A ................ 326,059 41,745,334
PDF Solutions, Inc. ................... 339,720 24,048,779
Penguin Solutions, Inc.
(a)
................ 204,910 15,575,209
Qorvo, Inc. ......................... 454,915 42,429,922
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
SolarEdge Technologies, Inc.
(a)
............ 324,246 $ 18,948,936
Veeco Instruments, Inc.
(a)
............... 280,796 21,284,337
410,271,732
Software — 4.7%
A10 Networks, Inc. .................... 427,975 15,989,146
ACI Worldwide, Inc.
(b)
.................. 605,857 30,468,549
Adeia, Inc.
(a)
........................ 993,458 32,714,572
Agilysys, Inc.
(a) (b)
..................... 229,980 24,032,910
Alarm.com Holdings, Inc.
(a) (b)
............. 258,583 12,080,998
Blackbaud, Inc.
(b)
..................... 159,843 4,734,550
BlackLine, Inc.
(a) (b)
.................... 443,335 12,444,413
Box, Inc. , Class A
(b)
................... 811,680 21,541,987
Cleanspark, Inc.
(a) (b)
................... 1,342,660 19,535,703
Clear Secure, Inc. , Class A .............. 825,443 46,001,938
Life360, Inc.
(a) (b)
...................... 730,556 40,443,580
LiveRamp Holdings, Inc.
(b)
............... 569,466 21,434,700
MARA Holdings, Inc.
(a) (b)
................ 1,887,498 26,217,347
N-able, Inc.
(a) (b)
...................... 352,175 1,292,482
Progress Software Corp.
(b)
............... 259,084 8,700,041
Q2 Holdings, Inc.
(b)
.................... 355,428 17,096,087
RingCentral, Inc. , Class A
(a)
.............. 393,591 15,342,177
Sprinklr, Inc. , Class A
(b)
................. 1,022,410 5,275,636
SPS Commerce, Inc.
(b)
................. 198,089 11,324,748
Teradata Corp.
(a) (b)
.................... 483,228 16,743,850
383,415,414
Specialized REITs — 0.8%
Four Corners Property Trust, Inc. .......... 463,916 11,389,138
Millrose Properties, Inc. , Class A ........... 820,373 24,652,208
Outfront Media, Inc. ................... 940,654 30,815,825
66,857,171
Specialty Retail — 1.6%
American Eagle Outfitters, Inc. ............ 587,999 10,113,583
Boot Barn Holdings, Inc.
(b)
............... 273,597 44,943,779
Buckle, Inc. (The) .................... 164,468 6,940,550
National Vision Holdings, Inc.
(a) (b)
.......... 724,492 13,772,593
Urban Outfitters, Inc.
(b)
................. 462,852 32,797,693
Warby Parker, Inc. , Class A
(a) (b)
............ 562,404 17,063,337
Winmark Corp. ...................... 15,249 6,451,547
132,083,082
Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf, Inc.
(a) (b)
................. 199,727 16,980,790
Textiles, Apparel & Luxury Goods — 0.4%
Kontoor Brands, Inc. ................... 247,561 20,631,734
Steven Madden Ltd. ................... 368,731 15,523,575
36,155,309
Trading Companies & Distributors — 0.2%
DXP Enterprises, Inc.
(a) (b)
................ 113,228 19,106,093
Water Utilities — 0.4%
American States Water Co. .............. 229,644 18,975,484
California Water Service Group ........... 260,156 12,656,589
Middlesex Water Co. .................. 89,997 5,054,232
36,686,305
Total Long-Term Investments — 98 .7%
(Cost: $ 5,887,765,151 ) ............................ 8,138,784,358

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Small-Cap 600 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(g)
................... 648,269,184 $ 648,463,665
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 100,135,381 100,135,381
Total Short-Term Securities — 9 .1%
(Cost: $ 748,388,716 ) .............................. 748,599,046
Total Investments — 107 .8%
(Cost: $ 6,636,153,867 ) ............................ 8,887,383,404
Liabilities in Excess of Other Assets — (7.8) % ............. (644,586,847)
Net Assets — 100.0% ...............................
$ 8,242,796,557
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 452,439,898 $ 195,966,332
(a)
$ — $ (277) $ 57,712 $ 648,463,665 648,269,184 $ 249,989
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 31,741,476 68,393,905
(a)
— — — 100,135,381 100,135,381 494,065 —
$ (277) $ 57,712 $ 748,599,046 $ 744,054 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 78 09/18/26 $ 11,878 $ 216,146

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Small-Cap 600 Growth ETF

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Alignment Healthcare, Inc. ..... Goldman Sachs Bank USA USD 16,587,763 08/18/26 0.40% 1D FEDL01 Monthly $ 3,262,681
Axos Financial, Inc. ......... Goldman Sachs Bank USA 595,054 08/18/26 0.40% 1D FEDL01 Monthly 52,979
Bancorp, Inc. (The) ......... JPMorgan Chase Bank NA 9,072 02/09/27 0.40% 1D OBFR01 Monthly 1,076
BankUnited, Inc. ........... Merrill Lynch International & Co. 773,500 02/15/28 0.40% 1D OBFR01 Monthly 6,205
Community Financial System, Inc. JPMorgan Chase Bank NA 227,315 02/09/27 0.40% 1D OBFR01 Monthly 14,451
First BanCorp ............. Goldman Sachs Bank USA 163,534 08/18/26 0.40% 1D FEDL01 Monthly 4,592
Horace Mann Educators Corp. .. BNP Paribas SA 70,932 08/12/27 0.40% 1D OBFR01 Monthly 4,271
InvenTrust Properties Corp. .... HSBC Bank plc 2,213,785 02/09/28 0.40% 1D OBFR01 Monthly 68,489
Lazard, Inc. .............. JPMorgan Chase Bank NA 13,771,518 02/09/27 0.40% 1D OBFR01 Monthly (735,895)
MarketAxess Holdings, Inc. .... BNP Paribas SA 1,346,976 08/12/27 0.40% 1D OBFR01 Monthly (109,027)
Moelis & Co. .............. Goldman Sachs Bank USA 1,253,293 08/19/26 0.40% 1D FEDL01 Monthly (66,574)
Moelis & Co. .............. JPMorgan Chase Bank NA 3,064,648 02/09/27 0.40% 1D OBFR01 Monthly (156,467)
NETSTREIT Corp. .......... Goldman Sachs Bank USA 4,496,096 08/18/26 0.40% 1D FEDL01 Monthly (16,536)
Nicolet Bankshares, Inc. ...... HSBC Bank plc 43,323 02/09/28 0.40% 1D OBFR01 Monthly 5,467
OFG Bancorp ............. Goldman Sachs Bank USA 440,724 08/18/26 0.40% 1D FEDL01 Monthly 12,536
OneSpaWorld Holdings Ltd. .... Merrill Lynch International & Co. 15,560,673 02/15/28 0.40% 1D OBFR01 Monthly 1,217,107
Pathward Financial, Inc. ...... HSBC Bank plc 294,494 02/09/28 0.40% 1D OBFR01 Monthly 13,263
Perdoceo Education Corp. ..... BNP Paribas SA 445,334 08/12/27 0.40% 1D OBFR01 Monthly (2,326)
Pitney Bowes, Inc. .......... HSBC Bank plc 2,717,430 02/09/28 0.40% 1D OBFR01 Monthly 93,041
Preferred Bank ............ BNP Paribas SA 881,278 08/12/27 0.40% 1D OBFR01 Monthly 53,172
Remitly Global, Inc. ......... Goldman Sachs Bank USA 10,103,084 08/18/26 0.40% 1D FEDL01 Monthly 1,397,616
Rush Street Interactive, Inc. .... HSBC Bank plc 4,055,152 02/09/28 0.40% 1D OBFR01 Monthly 89,503
Seacoast Banking Corp. of Florida JPMorgan Chase Bank NA 84,449 02/09/27 0.40% 1D OBFR01 Monthly 5,326
SiriusPoint Ltd. ............ Merrill Lynch International & Co. 3,584,204 02/15/28 0.40% 1D OBFR01 Monthly 123,916
StepStone Group, Inc. ....... BNP Paribas SA 531,908 08/12/27 0.40% 1D OBFR01 Monthly (76,576)
TrustCo Bank Corp. ......... Merrill Lynch International & Co. 195,789 02/15/28 0.40% 1D OBFR01 Monthly 7,543
Total long positions of equity swaps 5,269,833
Net dividends and financing fees (44,703)
Total equity swap contracts including dividends and financing fees $ 5,225,130
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
S&P Small-Cap 600 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,138,784,356 $ — $ 2 $ 8,138,784,358
Short-Term Securities
Money Market Funds ...................................... 748,599,046 — — 748,599,046
$ 8,887,383,402 $ — $ 2 $ 8,887,383,404
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 216,146 $ 6,433,234 $ — $ 6,649,380
Liabilities
Equity contracts ........................................... — (1,208,104) — (1,208,104)
$ 216,146 $ 5,225,130 $ — $ 5,441,276
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust